Segment Information (Details) - Schedule of Table Presents Long-Lived Assets from Continuing Operations Including Property and Equipment, Net, and Operating Lease Right-of-Use Assets - CNY (¥)
¥ in Thousands
		Aug. 31, 2023	Aug. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net		¥ 1,963,672	¥ 1,847,110
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net	[1]	226,418	250,623
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net		378,691	320,437
UK [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets including property and equipment, net and land use rights, net		¥ 1,358,563	¥ 1,276,050

[1]	Includes mainland China and Hong Kong.